BNY Mellon International Bond Fund
STATEMENT OF INVESTMENTS
July 31, 2025 (Unaudited)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.7%
Australia — 2.8%
New South Wales Treasury Corp., Govt. Gtd. Notes	AUD	1.75	3/20/2034	4,126,000	2,098,986
Queensland Treasury Corp., Govt. Gtd. Bonds(b)	AUD	1.75	7/20/2034	575,000	287,907
Treasury Corp. of Victoria, Govt. Gtd. Bonds	AUD	2.00	9/17/2035	206,000	100,936
Treasury Corp. of Victoria, Govt. Gtd. Notes	AUD	4.75	9/15/2036	1,686,000	1,055,098
Woolworths Group Ltd., Sr. Unscd. Notes	EUR	3.75	10/25/2032	135,000	157,051
					3,699,978
Austria — 1.9%
Austria, Sr. Unscd. Bonds(b)	EUR	2.90	2/20/2034	1,275,000	1,456,103
Kommunalkredit Austria AG, Sr. Notes	EUR	4.25	4/1/2031	200,000	232,852
Raiffeisen Bank International AG, Sr. Notes	EUR	4.63	8/21/2029	100,000	119,049
Raiffeisen Bank International AG, Sub. Notes	EUR	2.88	6/18/2032	600,000	678,248
					2,486,252
Belgium — .6%
Belgium, Sr. Unscd. Notes, Ser. 98(b)	EUR	3.30	6/22/2054	775,000	775,555
Bermuda — .5%
Athora Holding Ltd., Sub. Notes	EUR	5.88	9/10/2034	290,000	354,530
RLGH Finance Bermuda Ltd., Gtd. Notes		8.25	7/17/2031	295,000	330,325
					684,855
Brazil — 2.9%
Brazil Notas do Tesouro Nacional, Notes, Ser. F	BRL	10.00	1/1/2033	14,720,000	2,183,286
Brazil Notas do Tesouro Nacional, Notes, Ser. F	BRL	10.00	1/1/2035	12,348,000	1,770,413
					3,953,699
Canada — 5.6%
Canada, Bonds	CAD	1.75	12/1/2053	1,717,000	808,140
Canada, Bonds	CAD	3.25	12/1/2034	6,050,000	4,307,132
Ford Auto Securitization Trust II, Ser. 2022-AA, Cl. A3(b)	CAD	5.40	9/15/2028	1,107,000	816,388
GFL Environmental, Inc., Sr. Scd. Notes(b)		6.75	1/15/2031	400,000	415,035
Magna International, Inc., Sr. Unscd. Notes	EUR	3.63	5/21/2031	160,000	184,470
Province of Ontario Canada, Sr. Unscd. Notes	CAD	4.60	12/2/2055	910,000	657,471
Province of Quebec Canada, Sr. Unscd. Debs.	CAD	4.40	12/1/2055	405,000	281,659
					7,470,295
Cayman Islands — .4%
Regatta XXV Funding Ltd. CLO, Ser. 2023-1A, Cl. A1R, (3 Month TSFR +1.34%)(b),(c)		5.67	7/15/2038	600,000	602,250
China — 6.5%
China, Bonds, Ser. INBK	CNY	1.61	2/15/2035	24,740,000	3,401,195
China, Bonds, Ser. INBK	CNY	1.92	1/15/2055	15,990,000	2,186,345
China, Bonds, Ser. INBK	CNY	2.60	9/1/2032	3,650,000	538,452
China, Bonds, Ser. INBK	CNY	3.00	10/15/2053	2,950,000	503,380
China, Bonds, Ser. INBK	CNY	3.73	5/25/2070	9,970,000	2,072,489
					8,701,861
Colombia — 1.1%
Colombia, Sr. Unscd. Notes		8.38	11/7/2054	217,000	212,044
Colombian TES, Bonds, Ser. B	COP	13.25	2/9/2033	4,775,000,000	1,217,925
					1,429,969
Czechia — .1%
Czech Republic, Sr. Unscd. Bonds, Ser. 156	CZK	3.00	3/3/2033	4,180,000	179,218

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.7% (continued)
Denmark — .2%
Denmark, Bonds	DKK	4.50	11/15/2039	1,500,000	276,766
Finland — .4%
Finland, Sr. Unscd. Bonds, Ser. 10Y(b)	EUR	3.00	9/15/2033	500,000	574,693
France — 4.0%
BNP Paribas SA, Sr. Notes(b)		5.79	1/13/2033	260,000	269,934
Electricite de France SA, Sr. Unscd. Notes	EUR	4.75	6/17/2044	100,000	115,531
France, Bonds, Ser. OAT(b)	EUR	2.75	2/25/2029	325,000	375,253
France, Bonds, Ser. OAT(b)	EUR	3.00	5/25/2054	160,000	149,003
France, Bonds, Ser. OAT(b)	EUR	3.25	5/25/2055	950,000	922,666
France, Bonds, Ser. OAT(b)	EUR	4.00	10/25/2038	960,000	1,140,460
Kering SA, Sr. Unscd. Notes	EUR	3.63	9/5/2031	800,000	922,967
Orange SA, Sr. Unscd. Notes	EUR	3.50	5/19/2035	400,000	459,621
Pernod Ricard SA, Sr. Unscd. Notes	EUR	3.25	3/3/2032	200,000	226,417
Suez SACA, Sr. Unscd. Notes	EUR	5.00	11/3/2032	400,000	499,997
TotalEnergies Capital International SA, Gtd. Notes	EUR	3.85	3/3/2045	300,000	321,567
					5,403,416
Germany — 4.1%
Aareal Bank AG, Sub. Notes	EUR	5.63	12/12/2034	200,000	238,634
Amprion GmbH, Sr. Unscd. Notes	EUR	3.97	9/22/2032	500,000	594,335
Bundesschatzanweisungen, Bonds	EUR	2.20	3/11/2027	1,800,000	2,063,138
Deutsche Bahn AG, Sr. Unscd. Notes	EUR	0.63	4/15/2036	180,000	155,561
Deutsche Bahn AG, Sr. Unscd. Notes	EUR	1.13	5/29/2051	280,000	177,962
Deutsche Bahn AG, Sr. Unscd. Notes	EUR	1.38	3/3/2034	400,000	394,925
Deutsche Bahn AG, Sr. Unscd. Notes	EUR	1.63	8/16/2033	460,000	472,398
Deutsche Bahn AG, Sr. Unscd. Notes	EUR	1.88	5/24/2030	495,000	548,821
Deutsche Telekom AG, Sr. Unscd. Notes	EUR	3.63	2/3/2045	150,000	161,049
Hamburg Commercial Bank AG, Sr. Notes	EUR	4.50	7/24/2028	500,000	592,488
Merck KGaA, Jr. Sub. Notes	EUR	3.88	8/27/2054	100,000	115,236
					5,514,547
Greece — .2%
Hellenic Republic, Sr. Unscd. Notes(b)	EUR	4.38	7/18/2038	247,000	303,128
Hungary — .1%
Hungary, Bonds, Ser. 33A	HUF	2.25	4/20/2033	44,000,000	91,159
Indonesia — .5%
Indonesia, Bonds, Ser. FR83	IDR	7.50	4/15/2040	10,580,000,000	678,251
Ireland — .4%
Ireland, Unscd. Bonds	EUR	2.60	10/18/2034	525,000	584,493
Italy — 5.2%
Autostrade per l’Italia SpA, Sr. Unscd. Notes	EUR	4.63	2/28/2036	216,000	256,198
Eni SpA, Sr. Unscd. Notes(b)		5.50	5/15/2034	200,000	201,882
Eni SpA, Sr. Unscd. Notes(b)		5.95	5/15/2054	442,000	426,556
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds, Ser. 10Y	EUR	4.40	5/1/2033	2,125,000	2,634,115
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds, Ser. 30Y(b)	EUR	2.45	9/1/2050	1,785,000	1,499,058
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Notes, Ser. 30Y(b)	EUR	4.30	10/1/2054	1,780,000	2,022,802
					7,040,611
Japan — 8.1%
Japan (20 Year Issue), Bonds, Ser. 183	JPY	1.40	12/20/2042	249,250,000	1,428,990
Japan (20 Year Issue), Bonds, Ser. 184	JPY	1.10	3/20/2043	427,800,000	2,319,824
Japan (30 Year Issue), Bonds, Ser. 66	JPY	0.40	3/20/2050	165,000,000	626,557
Japan (30 Year Issue), Bonds, Ser. 69	JPY	0.70	12/20/2050	122,050,000	492,832

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.7% (continued)
Japan — 8.1% (continued)
Japan (30 Year Issue), Bonds, Ser. 83	JPY	2.20	6/20/2054	486,000,000	2,705,267
Japan (40 Year Issue), Bonds, Ser. 15	JPY	1.00	3/20/2062	132,100,000	466,059
Japan (40 Year Issue), Bonds, Ser. 17	JPY	2.20	3/20/2064	461,800,000	2,349,001
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes		5.16	4/24/2031	200,000	204,299
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes		5.62	4/24/2036	270,000	279,007
					10,871,836
Jersey — 1.3%
AA Bond Co. Ltd., Sr. Scd. Notes, Ser. A8	GBP	5.50	7/31/2027	290,000	385,808
Ballyrock 24 Ltd. CLO, Ser. 2023-24A, Cl. A1R, (3 Month TSFR +1.32%)(b),(c)		5.65	7/15/2038	545,000	546,494
Heathrow Funding Ltd., Sr. Scd. Notes	EUR	1.88	3/14/2034	240,000	238,543
Invesco US Ltd. CLO, Ser. 2023-3A, Cl. AR, (3 Month TSFR +1.31%)(b),(c)		5.63	7/15/2038	575,000	576,505
					1,747,350
Luxembourg — .5%
Becton Dickinson Euro Finance Sarl, Gtd. Notes	EUR	1.34	8/13/2041	200,000	154,645
P3 Group Sarl, Sr. Unscd. Notes	EUR	4.00	4/19/2032	400,000	460,533
					615,178
Malaysia — 1.0%
Malaysia, Bonds, Ser. 318	MYR	4.64	11/7/2033	5,100,000	1,299,212
Mexico — .5%
Mexican Bonos, Bonds, Ser. M	MXN	7.50	5/26/2033	14,000,000	674,727
Netherlands — 2.4%
DSV Finance BV, Gtd. Notes	EUR	3.38	11/6/2034	125,000	141,668
Enel Finance International NV, Gtd. Notes	EUR	3.88	1/23/2035	120,000	139,980
JT International Financial Services BV, Gtd. Notes	EUR	4.13	6/17/2035	602,000	698,260
Netherlands, Bonds(b)	EUR	2.50	7/15/2034	1,350,000	1,508,550
Sartorius Finance BV, Gtd. Notes	EUR	4.50	9/14/2032	400,000	479,557
Sartorius Finance BV, Gtd. Notes	EUR	4.88	9/14/2035	100,000	121,321
Unilever Finance Netherlands BV, Gtd. Notes	EUR	3.50	2/23/2035	100,000	115,465
					3,204,801
New Zealand — 4.0%
New Zealand, Unscd. Bonds, Ser. 433	NZD	3.50	4/14/2033	4,345,000	2,426,991
New Zealand, Unscd. Bonds, Ser. 532	NZD	2.00	5/15/2032	2,740,000	1,407,333
New Zealand, Unscd. Bonds, Ser. 534	NZD	4.25	5/15/2034	2,540,000	1,477,903
					5,312,227
Norway — .2%
Telenor ASA, Sr. Unscd. Notes	EUR	0.63	9/25/2031	242,000	239,005
Peru — .1%
Peru, Sr. Unscd. Bonds(b)	PEN	7.30	8/12/2033	440,000	133,717
Poland — .4%
Bank Millennium SA, Sr. Notes	EUR	5.31	9/25/2029	165,000	197,972
Poland, Bonds, Ser. 1033	PLN	6.00	10/25/2033	1,375,000	384,900
					582,872
Portugal — .4%
Portugal Obrigacoes do Tesouro OT, Sr. Unscd. Notes, Ser. 11Y(b)	EUR	2.88	10/20/2034	450,000	507,624
Romania — .7%
Romania, Bonds, Ser. 10Y	RON	7.20	10/30/2033	1,200,000	268,884
Romania, Sr. Unscd. Notes(b)	EUR	5.25	5/30/2032	318,000	367,497
Romania, Sr. Unscd. Notes		6.38	1/30/2034	276,000	275,810
					912,191

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.7% (continued)
Saudi Arabia — .2%
Saudi Arabia, Sr. Unscd. Notes(b)	EUR	3.38	3/5/2032	219,000	251,001
Singapore — .5%
Singapore, Bonds	SGD	3.38	9/1/2033	875,000	739,949
South Korea — 1.6%
Korea, Bonds, Ser. 3212	KRW	4.25	12/10/2032	1,193,700,000	948,129
Korea, Bonds, Ser. 5209	KRW	3.13	9/10/2052	1,485,000,000	1,148,613
					2,096,742
Spain — 4.0%
Banco Santander SA, Sr. Notes	EUR	4.88	10/18/2031	500,000	621,203
Cellnex Finance Co. SA, Gtd. Notes	EUR	2.00	2/15/2033	100,000	102,867
Cellnex Finance Co. SA, Gtd. Notes	EUR	2.00	9/15/2032	300,000	311,282
Spain, Sr. Unscd. Bonds(b)	EUR	0.70	4/30/2032	3,875,000	3,852,838
Spain, Sr. Unscd. Bonds(b)	EUR	3.25	4/30/2034	75,000	86,601
Spain, Sr. Unscd. Notes(b)	EUR	3.45	10/31/2034	375,000	438,118
					5,412,909
Supranational — 1.6%
European Union, Sr. Unscd. Bonds, Ser. UFA	EUR	3.00	3/4/2053	548,963	537,950
European Union, Sr. Unscd. Notes, Ser. SURE	EUR	0.20	6/4/2036	1,475,000	1,230,172
European Union, Sr. Unscd. Notes, Ser. UFA	EUR	3.75	10/12/2045	361,811	414,522
					2,182,644
Sweden — .4%
Sweden, Bonds, Ser. 1066	SEK	2.25	5/11/2035	3,575,000	359,673
Telia Co. AB, Sr. Unscd. Notes	EUR	3.63	2/22/2032	105,000	123,078
					482,751
Switzerland — 1.3%
Swiss Confederation, Bonds	CHF	0.50	6/27/2032	1,390,000	1,747,874
United Kingdom — 10.8%
Gemgarto PLC, Ser. 2021-1A, Cl. A, (3 Month SONIO +0.89%)(b),(c)	GBP	5.12	12/16/2067	99,115	131,141
Motability Operations Group PLC, Gtd. Notes	EUR	3.88	1/24/2034	245,000	284,208
National Grid PLC, Sr. Unscd. Notes	EUR	0.75	9/1/2033	770,000	707,762
National Grid PLC, Sr. Unscd. Notes	EUR	3.25	3/30/2034	125,000	138,645
Northumbrian Water Finance PLC, Gtd. Notes	GBP	6.38	10/28/2034	519,000	710,325
Rio Tinto Finance USA PLC, Gtd. Notes		5.00	3/14/2032	160,000	162,591
Severn Trent Utilities Finance PLC, Gtd. Notes	GBP	5.25	4/4/2036	108,000	138,784
Tower Bridge Funding PLC, Ser. 2021-2, Cl. A, (3 Month SONIO +0.78%)(c)	GBP	5.02	11/20/2063	181,778	240,204
United Kingdom Gilt, Bonds	GBP	1.50	7/31/2053	5,500,000	3,235,683
United Kingdom Gilt, Bonds	GBP	4.25	7/31/2034	2,200,000	2,853,655
United Kingdom Gilt, Bonds	GBP	4.38	7/31/2054	2,350,000	2,650,493
United Kingdom Gilt, Bonds	GBP	4.50	6/7/2028	2,350,000	3,158,204
Yorkshire Water Finance PLC, Sr. Scd. Bonds	GBP	6.60	4/17/2031	100,000	138,929
					14,550,624
United States — 20.2%
A&D Mortgage Trust, Ser. 2023-NQM2, Cl. A1(b)		6.13	5/25/2068	310,373	310,875
Alexandria Real Estate Equities, Inc., Gtd. Notes		5.25	5/15/2036	243,000	239,432
Aligned Data Centers Issuer LLC, Ser. 2023-1A, Cl. A2(b)		6.00	8/17/2048	379,000	381,129
Alphabet, Inc., Sr. Unscd. Notes	EUR	3.88	5/6/2045	292,000	331,060
Alphabet, Inc., Sr. Unscd. Notes	EUR	4.00	5/6/2054	149,000	168,419
AT&T, Inc., Sr. Unscd. Notes	EUR	3.60	6/1/2033	100,000	115,910
AutoNation Finance Trust, Ser. 2025-1A, Cl. A3(b)		4.62	11/13/2029	113,000	113,488

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.7% (continued)
United States — 20.2% (continued)
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-8A, Cl. A(b)		6.02	2/20/2030	261,000	272,820
Avis Budget Rental Car Funding AESOP LLC, Ser. 2025-2A, Cl. A(b)		5.12	8/20/2031	160,000	162,728
Bank of America Corp., Sr. Unscd. Notes	EUR	3.49	3/10/2034	130,000	148,777
Carrier Global Corp., Sr. Unscd. Notes		5.90	3/15/2034	240,000	254,246
COLT Mortgage Loan Trust, Ser. 2023-2, Cl. A1(b)		6.60	7/25/2068	191,035	192,087
COLT Mortgage Loan Trust, Ser. 2023-4, Cl. A1(b)		7.16	10/25/2068	365,521	370,560
CyrusOne Data Centers Issuer I LLC, Ser. 2023-1A, Cl. B(b)		5.45	4/20/2048	109,027	106,186
CyrusOne Data Centers Issuer I LLC, Ser. 2023-2A, Cl. A2(b)		5.56	11/20/2048	394,000	396,826
Energy Transfer LP, Sr. Unscd. Notes		6.05	9/1/2054	140,000	134,425
ENT Auto Receivables Trust, Ser. 2023-1A, Cl. A3(b)		6.24	1/16/2029	190,903	192,283
FMC Corp., Sr. Unscd. Notes		5.65	5/18/2033	150,000	147,856
Ford Motor Co., Sr. Unscd. Notes		3.25	2/12/2032	130,000	110,196
Ford Motor Credit Co. LLC, Sr. Unscd. Notes		5.80	3/8/2029	200,000	200,459
General Mills, Inc., Sr. Unscd. Bonds	EUR	3.60	4/17/2032	240,000	276,565
General Motors Financial Co., Inc., Sr. Unscd. Notes	EUR	4.00	7/10/2030	100,000	118,093
General Motors Financial Co., Inc., Sr. Unscd. Notes		5.63	4/4/2032	168,000	170,752
JPMorgan Chase & Co., Sr. Unscd. Notes		5.77	4/22/2035	220,000	230,818
Morgan Stanley, Sr. Unscd. Notes		5.25	4/21/2034	340,000	345,619
Morgan Stanley, Sr. Unscd. Notes		6.63	11/1/2034	236,000	260,365
Mosaic Solar Loan Trust, Ser. 2023-2A, Cl. A(b)		5.36	9/22/2053	218,863	208,333
PepsiCo, Inc., Sr. Unscd. Notes	EUR	1.13	3/18/2031	145,000	150,449
Rentokil Terminix Funding LLC, Gtd. Notes(b)		5.00	4/28/2030	340,000	341,650
Retained Vantage Data Centers Issuer LLC, Ser. 2023-1A, Cl. A2A(b)		5.00	9/15/2048	515,000	508,475
SBA Tower Trust, Asset Backed Notes(b)		2.59	10/15/2031	695,000	602,852
Southwestern Public Service Co., First Mortgage Bonds		5.30	5/15/2035	210,000	210,758
Stack Infrastructure Issuer LLC, Ser. 2023-1A, Cl. A2(b)		5.90	3/25/2048	150,000	150,471
Stellantis Finance US, Inc., Gtd. Notes(b)		5.75	3/18/2030	200,000	200,503
Store Capital LLC, Sr. Unscd. Notes(b)		5.40	4/30/2030	70,000	70,866
Sunnova Hestia I Issuer LLC, Ser. 2023-GRID1, Cl. 1A(b)		5.75	12/20/2050	88,762	89,034
Take-Two Interactive Software, Inc., Sr. Unscd. Notes		5.60	6/12/2034	70,000	72,235
The AES Corp., Sr. Unscd. Notes		5.80	3/15/2032	84,000	85,339
The Dow Chemical Company, Sr. Unscd. Notes		5.95	3/15/2055	290,000	268,980
The Goldman Sachs Group, Inc., Sr. Unscd. Notes		5.85	4/25/2035	194,000	203,346
The Williams Companies, Inc., Sr. Unscd. Notes		5.60	3/15/2035	350,000	357,944
U.S. Treasury Notes(d)		3.88	5/31/2027	1,100,000	1,098,152
U.S. Treasury Notes(d),(e)		4.00	2/28/2030	1,100,000	1,103,158
U.S. Treasury Notes(e)		4.00	3/31/2030	2,075,000	2,080,147
U.S. Treasury Notes		4.25	5/15/2035	2,125,000	2,106,572
U.S. Treasury Notes(d),(e)		4.63	2/15/2035	1,525,000	1,558,478
Vantage Data Centers Issuer LLC, Ser. 2023-1A, Cl. A2(b)		6.32	3/16/2048	583,000	585,343
Verus Securitization Trust, Ser. 2023-4, Cl. A1(b)		5.81	5/25/2068	176,460	176,505
Verus Securitization Trust, Ser. 2023-5, Cl. A1(b)		6.48	6/25/2068	183,102	183,978
WEA Finance LLC, Gtd. Notes(b)		2.88	1/15/2027	380,000	369,837
WEA Finance LLC, Gtd. Notes		2.88	1/15/2027	283,000	275,431
WEA Finance LLC, Gtd. Notes(b)		4.13	9/20/2028	93,000	91,207
WEA Finance LLC, Gtd. Notes(b)		4.63	9/20/2048	111,000	87,801
WEA Finance LLC/Westfield UK & Europe Finance PLC, Gtd. Notes(b)		4.75	9/17/2044	456,000	380,617
Wells Fargo & Co., Sr. Unscd. Notes		5.50	1/23/2035	240,000	246,044
Wells Fargo & Co., Sr. Unscd. Notes		6.49	10/23/2034	220,000	240,610
TIF Funding III LLC, Ser. 2024-1A, Cl. A(b)		5.48	4/20/2049	514,800	510,147

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.7% (continued)
United States — 20.2% (continued)
Federal Home Loan Mortgage Corp.:
5.50, 7/1/2054-2/1/2055(f)			1,282,673	1,287,522
6.00, 11/1/2054(f)			756,442	775,043
Federal National Mortgage Association:
5.00, 10/1/2054(f)			956,610	935,970
5.50, 9/1/2054-10/1/2054(f)			1,780,288	1,785,737
6.00, 6/1/2054-1/1/2055(f)			1,828,834	1,875,747
				27,027,255
Total Bonds and Notes (cost $132,477,395)				131,043,485

Description/Number of Contracts /Counterparty		Exercise Price	Expiration Date	Notional Amount ($)
Options Purchased — .0%
Put Options — .0%
Swaption Payer Markit CDX North America Investment Grade Index Series 43, Payer 3 Month Fixed Rate of 1.00% terminating on 06/20/2030, Contracts 9,200,000, Goldman Sachs & Co. LLC	EUR	0.58	8/20/2025	9,200,000	5,589
Swaption Payer Markit CDX North America Investment Grade Index Series 44, Payer 3 Month Fixed Rate of 1.00% terminating on 06/20/2030, Contracts 13,350,000, Goldman Sachs & Co. LLC		0.53	8/20/2025	13,350,000	9,844
Total Options Purchased (cost $28,897)					15,433

Description	1-Day Yield (%)	Shares
Investment Companies — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(g) (cost $785,182)	4.43	785,182	785,182
Total Investments (cost $133,291,474)		98.3%	131,844,100
Cash and Receivables (Net)		1.7%	2,269,047
Net Assets		100.0%	134,113,147

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNY—Chinese Yuan Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso

MYR—Malaysian Ringgit
NZD—New Zealand Dollar
PEN—Peruvian Sol
PLN—Polish Zloty
RON—Romanian New Leu
SEK—Swedish Krona
SGD—Singapore Dollar
SONIO—Sterling Overnight Index Average
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, these securities amounted to $27,695,360 or 20.7% of net assets.

(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)
Security, or portion thereof, on loan. At July 31, 2025, the value of the fund’s securities on loan was $2,999,496 and the value of the collateral was
$3,103,014, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(e)	Held or partially held by a broker as collateral for open over-the-counter derivative contracts.
(f)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(g)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
5 Year U.S. Treasury Note	379	9/30/2025	40,813,743	40,997,143	183,400
10 Year U.S. Treasury Note	13	9/19/2025	1,444,585	1,443,813	(772)
Euro-Bobl	76	9/8/2025	10,225,991(a)	10,170,967	(55,024)
Euro-Schatz	108	9/8/2025	13,240,799(a)	13,193,869	(46,930)
U.S. Treasury Long-Term Bond	22	9/19/2025	2,437,342	2,512,125	74,783
Ultra 10 Year U.S. Treasury Note	164	9/19/2025	18,599,925	18,544,813	(55,112)
Futures Short
2 Year U.S. Treasury Note	118	9/30/2025	24,448,000	24,424,156	23,844
Australian 3-Year Treasury Bond	178	9/15/2025	12,325,561(a)	12,275,586	49,975
Australian 10-Year Treasury Bond	18	9/15/2025	1,315,771(a)	1,316,251	(480)
Canadian 10 Year Bond	32	9/18/2025	2,786,539(a)	2,783,372	3,167
Euro-Bund	17	9/8/2025	2,517,408(a)	2,516,231	1,177
Euro-Buxl 30 Year Bond	4	9/8/2025	552,163(a)	535,817	16,346
Euro-OAT	12	9/8/2025	1,702,454(a)	1,688,383	14,071
Japanese 10 Year Bond	5	9/12/2025	4,598,110(a)	4,576,592	21,518
Long Gilt	56	9/26/2025	6,802,063(a)	6,815,822	(13,759)
Ultra U.S. Treasury Bond	91	9/19/2025	10,355,479	10,675,438	(319,959)
Gross Unrealized Appreciation					388,281
Gross Unrealized Depreciation					(492,036)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Options Written
Description/Contracts /Counterparty	Exercise Price	Expiration Date	Notional Amount ($)		Value ($)
Put Options:
Swaption Payer Markit CDX North America Investment Grade Index Series 43, Receiver 3 Month Fixed Rate of 1.00% terminating on 06/20/2030, Contracts 9,200,000, Goldman Sachs & Co. LLC	0.75	8/20/2025	9,200,000	EUR	(577)
Swaption Payer Markit CDX North America Investment Grade Index Series 44, Receiver 3 Month Fixed Rate of 1.00% terminating on 06/20/2030, Contracts 13,350,000, Goldman Sachs & Co. LLC	0.70	8/20/2025	13,350,000		(673)
Total Options Written (premiums received $6,162)					(1,250)

EUR—Euro

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Bank of America Corp.
Canadian Dollar	435,000	United States Dollar	318,046	8/8/2025	(3,981)
Euro	2,001,048	United States Dollar	2,343,114	8/8/2025	(58,314)
British Pound	317,000	United States Dollar	433,346	8/8/2025	(14,673)
United States Dollar	440,166	Japanese Yen	65,374,000	8/8/2025	6,226
United States Dollar	212,153	New Zealand Dollar	356,000	8/8/2025	2,378
Swiss Franc	617,000	United States Dollar	771,230	9/19/2025	(6,780)
United States Dollar	275,926	Japanese Yen	40,979,819	9/19/2025	2,621
Barclays Capital, Inc.
United States Dollar	190,426	British Pound	142,142	8/8/2025	2,694
United States Dollar	480,699	Canadian Dollar	660,249	8/8/2025	4,006
Canadian Dollar	2,782,000	United States Dollar	2,034,904	8/8/2025	(26,331)
United States Dollar	27,776	Mexican Peso	530,000	8/8/2025	(293)
United States Dollar	137,538	Japanese Yen	20,351,000	8/8/2025	2,452
Indonesian Rupiah	2,081,907,000	United States Dollar	126,822	8/8/2025	(324)
Norwegian Krone	23,816,475	United States Dollar	2,391,656	8/8/2025	(87,923)
United States Dollar	117,073	Singapore Dollar	150,000	8/8/2025	1,476
New Zealand Dollar	3,983,000	United States Dollar	2,369,232	8/8/2025	(22,220)
United States Dollar	302,552	Euro	258,000	8/8/2025	7,967
Mexican Peso	530,000	United States Dollar	28,225	8/8/2025	(156)
United States Dollar	70,913	Singapore Dollar	90,000	8/14/2025	1,523
Colombian Peso	1,178,390,000	United States Dollar	287,754	8/14/2025	(6,599)
United States Dollar	49,584	British Pound	37,000	8/14/2025	714
United States Dollar	28,097	Mexican Peso	530,000	9/19/2025	157
United States Dollar	60,824	Japanese Yen	9,085,019	9/19/2025	234
United States Dollar	2,372,762	New Zealand Dollar	3,983,000	9/19/2025	22,096
United States Dollar	126,654	Indonesian Rupiah	2,081,907,000	9/19/2025	299
BNP Paribas Corp.
Brazilian Real	22,737,000	United States Dollar	4,104,337	8/4/2025	(47,972)
Swiss Franc	580,323	United States Dollar	726,790	8/8/2025	(11,611)
United States Dollar	3,250,146	Euro	2,789,000	8/8/2025	65,659
Canadian Dollar	2,127,261	United States Dollar	1,550,030	8/8/2025	(14,171)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BNP Paribas Corp. (continued)
New Zealand Dollar	356,000	United States Dollar	211,837	8/8/2025	(2,061)
Brazilian Real	2,521,000	United States Dollar	450,478	8/8/2025	(1,186)
United States Dollar	873,307	Japanese Yen	126,894,000	8/8/2025	31,011
United States Dollar	6,114,861	British Pound	4,542,585	8/8/2025	115,308
United States Dollar	3,037,012	Canadian Dollar	4,149,768	8/8/2025	40,926
British Pound	953,000	United States Dollar	1,287,419	8/8/2025	(28,758)
United States Dollar	1,562,347	Colombian Peso	6,404,717,000	8/8/2025	33,395
Japanese Yen	102,036,000	United States Dollar	699,019	8/8/2025	(21,726)
United States Dollar	764,945	Australian Dollar	1,177,000	8/8/2025	8,463
Euro	1,695,826	United States Dollar	1,969,941	8/8/2025	(33,644)
United States Dollar	256,284	Swiss Franc	205,003	8/8/2025	3,642
Euro	295,794	Swiss Franc	275,000	8/8/2025	(1,166)
United States Dollar	274,267	Swedish Krona	2,646,000	8/8/2025	3,833
Chinese Yuan Renminbi	13,437,000	United States Dollar	1,870,085	8/8/2025	(5,357)
Czech Koruna	5,135,000	United States Dollar	245,466	8/14/2025	(6,972)
Australian Dollar	336,000	United States Dollar	221,003	8/14/2025	(5,022)
Hungarian Forint	64,310,000	United States Dollar	189,225	8/14/2025	(5,870)
Euro	126,000	United States Dollar	148,788	8/14/2025	(4,864)
United States Dollar	2,479,726	British Pound	1,807,000	8/14/2025	93,009
United States Dollar	4,073,162	Brazilian Real	22,737,000	9/3/2025	48,657
United States Dollar	493,700	Canadian Dollar	679,261	9/19/2025	2,264
United States Dollar	1,876,241	Chinese Yuan Renminbi	13,437,000	9/19/2025	5,151
United States Dollar	17,560	Japanese Yen	2,618,298	9/19/2025	98
United States Dollar	527,483	Euro	455,874	9/19/2025	5,472
Citigroup Global Markets, Inc.
United States Dollar	808,926	Swiss Franc	648,000	8/8/2025	10,345
Colombian Peso	6,404,717,000	United States Dollar	1,536,577	8/8/2025	(7,624)
Euro	215,000	United States Dollar	251,578	8/8/2025	(6,090)
Swiss Franc	102,000	United States Dollar	128,503	8/8/2025	(2,800)
United States Dollar	178,251	Canadian Dollar	242,000	8/8/2025	3,530
Japanese Yen	44,248,000	United States Dollar	306,054	8/8/2025	(12,345)
Swedish Krona	31,737,574	United States Dollar	3,283,816	8/8/2025	(40,078)
South Korean Won	1,151,021,000	United States Dollar	852,813	8/14/2025	(22,207)
Chilean Peso	135,187,000	United States Dollar	145,603	8/14/2025	(6,605)
Peruvian Sol	276,000	United States Dollar	77,836	8/14/2025	(1,044)
United States Dollar	1,531,627	Colombian Peso	6,404,717,000	9/19/2025	9,540
United States Dollar	3,292,782	Swedish Krona	31,737,574	9/19/2025	39,977
Deutsche Bank AG
British Pound	94,000	United States Dollar	127,733	8/8/2025	(3,584)
Swiss Franc	4,347,895	United States Dollar	5,393,556	8/8/2025	(35,304)
United States Dollar	292,076	Euro	253,000	8/8/2025	3,201
United States Dollar	2,459,122	Japanese Yen	362,574,000	8/8/2025	52,429
United States Dollar	185,075	British Pound	137,665	8/8/2025	3,256
United States Dollar	662,128	Canadian Dollar	914,000	9/19/2025	862
United States Dollar	5,422,029	Swiss Franc	4,347,895	9/19/2025	35,078

STATEMENT OF INVESTMENTS (Unaudited) (continued)
Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC
United States Dollar	137,859	Chinese Yuan Renminbi	987,000	8/8/2025	887
Japanese Yen	25,063,000	United States Dollar	173,285	8/8/2025	(6,922)
United States Dollar	286,297	Swiss Franc	226,000	8/8/2025	7,779
United States Dollar	433,301	Canadian Dollar	590,000	8/8/2025	7,328
Hungarian Forint	39,642,000	United States Dollar	114,516	8/8/2025	(1,457)
United States Dollar	89,624	Brazilian Real	502,000	8/8/2025	158
Euro	212,590	Swiss Franc	199,000	8/8/2025	(2,508)
United States Dollar	407,919	Australian Dollar	624,000	8/8/2025	6,862
United States Dollar	63,178	British Pound	47,194	8/8/2025	848
British Pound	254,000	Euro	294,251	8/8/2025	(509)
South Korean Won	265,257,000	United States Dollar	191,873	8/8/2025	(521)
United States Dollar	459,730	Euro	392,000	8/8/2025	12,144
United States Dollar	112,639	Hungarian Forint	39,642,000	8/8/2025	(420)
Swedish Krona	3,284,000	Euro	296,150	8/8/2025	(2,504)
United States Dollar	2,330,460	Norwegian Krone	23,816,475	8/8/2025	26,727
United States Dollar	3,334,672	Swiss Franc	2,709,895	8/8/2025	(4,944)
United States Dollar	2,133,296	New Zealand Dollar	3,537,000	8/8/2025	49,092
Euro	295,000	United States Dollar	341,344	8/8/2025	(4,512)
United States Dollar	309,759	Malaysian Ringgit	1,296,000	8/14/2025	5,724
United States Dollar	27,763	Japanese Yen	4,155,864	9/19/2025	47
Brazilian Real	502,000	United States Dollar	88,706	9/19/2025	(201)
Norwegian Krone	23,816,475	United States Dollar	2,331,046	9/19/2025	(26,647)
United States Dollar	114,272	Hungarian Forint	39,642,000	9/19/2025	1,458
United States Dollar	192,317	South Korean Won	265,257,000	9/19/2025	474
HSBC Securities (USA), Inc.
United States Dollar	3,916,459	Brazilian Real	22,737,000	8/4/2025	(139,907)
United States Dollar	2,263,295	Chinese Yuan Renminbi	16,213,000	8/8/2025	13,325
United States Dollar	1,815,289	Australian Dollar	2,792,416	8/8/2025	20,544
Japanese Yen	447,968,000	United States Dollar	3,025,616	8/8/2025	(52,095)
United States Dollar	203,111	Canadian Dollar	277,000	8/8/2025	3,120
Canadian Dollar	948,000	United States Dollar	694,439	8/8/2025	(9,993)
Chinese Yuan Renminbi	2,282,000	United States Dollar	319,642	8/8/2025	(2,956)
United States Dollar	1,248,384	Euro	1,078,857	8/8/2025	16,542
United States Dollar	193,785	South Korean Won	265,257,000	8/8/2025	2,433
British Pound	310,000	United States Dollar	420,058	8/8/2025	(10,631)
United States Dollar	1,027,338	Canadian Dollar	1,413,000	8/8/2025	7,168
Swiss Franc	164,000	United States Dollar	204,753	8/8/2025	(2,643)
United States Dollar	145,411	New Zealand Dollar	243,000	8/8/2025	2,221
United States Dollar	182,287	Japanese Yen	26,710,000	8/8/2025	4,992
Australian Dollar	5,359,416	United States Dollar	3,484,158	8/8/2025	(39,549)
United States Dollar	127,047	Indonesian Rupiah	2,081,907,000	8/8/2025	549
United States Dollar	608,889	Swiss Franc	483,004	8/8/2025	13,645
United States Dollar	356,501	Swiss Franc	290,000	8/8/2025	(889)
United States Dollar	3,387,858	Swedish Krona	32,375,574	8/8/2025	78,914
Euro	194,000	United States Dollar	224,087	8/8/2025	(2,577)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
HSBC Securities (USA), Inc. (continued)
Singapore Dollar	150,000	United States Dollar	116,361	8/8/2025	(765)
Hong Kong Dollar	245,000	United States Dollar	31,339	8/14/2025	(85)
Norwegian Krone	2,367,000	United States Dollar	235,043	8/14/2025	(6,078)
Danish Krone	1,728,000	United States Dollar	273,710	8/14/2025	(9,239)
Thai Baht	29,664,264	United States Dollar	916,101	8/14/2025	(7,312)
Euro	22,825,000	United States Dollar	26,899,577	8/14/2025	(827,565)
Indonesian Rupiah	8,025,015,000	United States Dollar	494,835	8/14/2025	(7,310)
Chinese Yuan Renminbi	131,754,000	United States Dollar	18,452,873	8/14/2025	(160,337)
Swedish Krona	10,163,000	United States Dollar	1,074,183	8/14/2025	(35,072)
United States Dollar	549,454	Swiss Franc	444,000	9/19/2025	(653)
United States Dollar	3,207,670	Japanese Yen	473,155,245	9/19/2025	52,075
United States Dollar	116,730	Singapore Dollar	150,000	9/19/2025	749
Australian Dollar	2,413,416	United States Dollar	1,567,017	9/19/2025	(14,545)
J.P. Morgan Securities LLC
United States Dollar	504,671	Australian Dollar	766,000	8/8/2025	12,347
United States Dollar	585,993	Brazilian Real	3,229,000	8/8/2025	10,521
United States Dollar	123,336	New Zealand Dollar	203,000	8/8/2025	3,717
United States Dollar	396,130	Japanese Yen	56,505,000	8/8/2025	21,062
United States Dollar	362,493	Swiss Franc	285,993	8/8/2025	10,042
Brazilian Real	1,210,000	United States Dollar	220,301	8/8/2025	(4,655)
Chinese Yuan Renminbi	1,481,000	United States Dollar	207,093	8/8/2025	(1,567)
Euro	175,000	United States Dollar	205,812	8/14/2025	(5,917)
United States Dollar	34,083	Euro	29,000	8/14/2025	957
Mexican Peso	3,081,000	United States Dollar	164,103	8/14/2025	(1,035)
Morgan Stanley & Co. LLC
United States Dollar	951,866	British Pound	709,000	8/8/2025	15,464
British Pound	3,650,585	United States Dollar	4,885,319	8/8/2025	(63,863)
Swiss Franc	127,677	United States Dollar	160,304	8/8/2025	(2,958)
Japanese Yen	18,952,000	United States Dollar	129,398	8/8/2025	(3,598)
United States Dollar	172,388	Canadian Dollar	236,244	8/8/2025	1,822
Canadian Dollar	1,276,000	United States Dollar	938,223	8/8/2025	(16,965)
Euro	285,000	United States Dollar	337,019	8/8/2025	(11,606)
United States Dollar	101,561	Swiss Franc	80,000	8/14/2025	2,896
Canadian Dollar	465,000	United States Dollar	341,228	8/14/2025	(5,401)
United States Dollar	31,478	Canadian Dollar	43,000	8/14/2025	423
Euro	525,000	United States Dollar	616,383	8/14/2025	(16,699)
Japanese Yen	2,180,362,000	United States Dollar	15,267,968	8/14/2025	(785,860)
United States Dollar	4,637,319	New Zealand Dollar	7,602,000	8/14/2025	156,808
United States Dollar	757,821	Euro	648,000	8/14/2025	17,638
United States Dollar	1,198,126	Chinese Yuan Renminbi	8,540,000	8/14/2025	9,567
British Pound	78,000	United States Dollar	106,921	8/14/2025	(3,898)
Polish Zloty	853,000	United States Dollar	236,416	8/14/2025	(8,857)
Israeli Shekel	1,171,000	United States Dollar	346,586	8/14/2025	(1,886)
United States Dollar	4,409,307	British Pound	3,294,585	9/19/2025	56,140

STATEMENT OF INVESTMENTS (Unaudited) (continued)
Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
RBC Capital Markets, LLC
Euro	167,000	United States Dollar	194,405	8/8/2025	(3,724)
Japanese Yen	20,141,000	United States Dollar	139,799	8/8/2025	(6,107)
UBS Securities LLC
United States Dollar	54,719	South African Rand	968,000	8/14/2025	1,631
Gross Unrealized Appreciation					1,326,789
Gross Unrealized Depreciation					(2,881,597)

Centrally Cleared Credit Default Swaps
Reference Obligations	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:(b)
Markit iTraxx Europe Crossover Index Series 43, Paid 3 Month Fixed Rate of 5.00%	6/20/2030	285,300	(29,605)	(23,328)	(6,277)
Markit CDX North America Investment Grade Index Series 44, Paid 3 Month Fixed Rate of 1.00%	6/20/2030	49,205,000	(1,122,904)	(1,073,690)	(49,214)
Sold Contracts:(c)
Markit iTraxx Europe Index Series 43, Received 3 Month Fixed Rate of 1.00%	6/20/2030	24,786,852	557,929	493,625	64,304
Gross Unrealized Appreciation					64,304
Gross Unrealized Depreciation					(55,491)

(a)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(b)
If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

(c)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

OTC Credit Default Swaps
Reference Obligations/ Counterparty	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:(b)
Bank of America Corp.
YUM! Brands, 3.63%, 3/15/2031 Paid 3 Month Fixed Rate of 1.00%	12/20/2029	420,000	(6,238)	(1,314)	(4,924)
YUM! Brands, 3.63%, 3/15/2031 Paid 3 Month Fixed Rate of 1.00%	12/20/2029	280,000	(4,158)	(1,085)	(3,073)
BNP Paribas Corp.
Intesa Sanpaolo SpA, 4.20%, 6/1/2032 Paid 3 Month Fixed Rate of 1.00%	12/20/2029	730,368	(6,792)	13,840	(20,632)
UniCredit S.p.A., 2.73%, 1/15/2032 Paid 3 Month Fixed Rate of 1.00%	12/20/2029	707,544	(3,694)	14,974	(18,668)

OTC Credit Default Swaps
Reference Obligations/ Counterparty	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts: (continued)(b)
Citigroup Global Markets, Inc.
Mediobanca Banca di Credito Finanziario SpA, 2.30%, 11/23/2030 Paid 3 Month Fixed Rate of 1.00%	12/20/2029	365,184	(1,554)	6,567	(8,121)
Goldman Sachs & Co. LLC
Transdigm, 5.50%, 11/15/2027 Paid 3 Month Fixed Rate of 5.00%	12/20/2029	290,000	(48,775)	(40,573)	(8,202)
Sold Contracts:(c)
BNP Paribas Corp.
Electrolux AB, 2.50%, 5/18/2030 Received 3 Month Fixed Rate of 1.00%	12/20/2029	171,180	(3,092)	(2,358)	(734)
Electrolux AB, 2.50%, 5/18/2030 Received 3 Month Fixed Rate of 1.00%	12/20/2029	68,472	(1,237)	(1,240)	3
Electrolux AB, 2.50%, 5/18/2030 Received 3 Month Fixed Rate of 1.00%	12/20/2029	79,884	(1,443)	(1,395)	(48)
Goldman Sachs & Co. LLC
Electrolux AB, 2.50%, 5/18/2030 Received 3 Month Fixed Rate of 1.00%	6/20/2029	330,948	(3,192)	(7,426)	4,234
Virgin Media Finance PLC, 3.75%, 7/15/2030 Received 3 Month Fixed Rate of 5.00%	12/20/2029	319,536	26,636	10,121	16,515
Electrolux AB, 2.50%, 5/18/2030 Received 3 Month Fixed Rate of 1.00%	12/20/2029	91,296	(1,649)	(1,193)	(456)
Gross Unrealized Appreciation					20,752
Gross Unrealized Depreciation					(64,858)

(a)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(b)
If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

(c)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
USD - CPURNSA at Maturity	USD Maturity Fixed at 2.53%	7/28/2053	2,157,000	(25,431)	(29,919)	4,488
EUR Maturity Fixed at 2.80%	EUR - CPTFEMU at Maturity	7/28/2053	2,720,621	447,829	455,115	(7,286)
USD - CPURNSA at Maturity	USD Maturity Fixed at 2.45%	12/7/2053	1,277,000	(1,009)	(32,070)	31,061
GBP Maturity Fixed at 3.45%	GBP - UKRPI at Maturity	9/15/2034	5,282,600	34,870	(16,526)	51,396

STATEMENT OF INVESTMENTS (Unaudited) (continued)
Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
GBP Maturity Fixed at 3.70%	GBP - UKRPI at Maturity	4/5/2034	2,601,681	76,631	103,735	(27,104)
Gross Unrealized Appreciation						86,945
Gross Unrealized Depreciation						(34,390)

CPTFEMU—Eurostat Eurozone HICP Ex Tobacco Unrevised NSA
CPURNSA—US CPI Urban Consumers NSA
EUR—Euro
GBP—British Pound
UKRPI—UK RPI All Items NSA
USD—United States Dollar

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount ($)	Unrealized (Depreciation) ($)
USD - 3 Month SOFRRATE at 4.34%	USD - IBOXIG at Maturity	J.P. Morgan Securities LLC	9/22/2025	11,072,533	(217,722)
USD - 3 Month SOFRRATE at 4.36%	USD - IBOXIG at Maturity	Goldman Sachs & Co. LLC	9/22/2025	4,106,311	(136,267)
USD - 3 Month SOFRRATE at 4.36%	USD - IBOXIG at Maturity	J.P. Morgan Securities LLC	9/22/2025	2,079,145	(68,996)
USD - 3 Month SOFRRATE at 4.36%	USD - IBOXIG at Maturity	Morgan Stanley & Co. LLC	9/22/2025	1,933,627	(23,985)
Gross Unrealized Depreciation					(446,970)

IBOXIG—Markit iBoxx $ Investment Grade Corporate Bond Index
SOFRRATE—Secured Overnight Financing Rate
USD—United States Dollar
See notes to statement of investments.

Statement of Investments
BNY Mellon International Bond Fund
July 31, 2025 (Unaudited)
The following is a summary of the inputs used as of July 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	4,493,651	—	4,493,651
Collateralized Loan Obligations	—	1,725,249	—	1,725,249
Commercial Mortgage-Backed	—	1,605,350	—	1,605,350
Corporate Bonds and Notes	—	24,428,837	—	24,428,837
Foreign Governmental	—	84,183,872	—	84,183,872
U.S. Government Agencies Mortgage-Backed	—	6,660,019	—	6,660,019
U.S. Treasury Securities	—	7,946,507	—	7,946,507
Investment Companies	785,182	—	—	785,182
	785,182	131,043,485	—	131,828,667
Other Financial Instruments:
Options Purchased	—	15,433	—	15,433
Futures††	388,281	—	—	388,281
Forward Foreign Currency Exchange Contracts††	—	1,326,790	—	1,326,790
Swap Agreements††	—	172,001	—	172,001
	388,281	1,514,224	—	1,902,505
Liabilities ($)
Other Financial Instruments:
Options Written	—	(1,250)	—	(1,250)
Futures††	(492,036)	—	—	(492,036)
Forward Foreign Currency Exchange Contracts††	—	(2,881,597)	—	(2,881,597)
Swap Agreements††	—	(601,709)	—	(601,709)
	(492,036)	(3,484,556)	—	(3,976,592)

†	See Statement of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), forward foreign currency exchange contracts (“forward contracts”), futures and options, are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy. Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31, 2025 are set forth in the Statement of Investments.
Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of foreign currencies and credit, or as a substitute for an investment. The fund is subject to market risk currency risk and credit risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.
As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.
As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Options purchased and written open at July 31, 2025 are set forth in the Statement of Investments.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. As of July 31, 2025, there were no forward contracts outstanding.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.
Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.
The fund enters into inflation swap agreement to gain exposure to inflation. An inflation swap is an agreement in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. Inflation swap agreements are within Interest rate swaps open at July 31, 2025 which are set forth in the Statement of Investments.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swaps against default. Interest rate swaps open at July 31, 2025 are set forth in the Statement of Investments.
Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The underlying reference asset could be a security, an index, or basket of investments. Total return swaps open at July 31, 2025 are set forth in the Statement of Investments.
Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Statement of Investments, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at July 31, 2025 are set forth in the Statement of Investments.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.
At July 31, 2025, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $3,530,732, consisting of $5,883,548 gross unrealized appreciation and $9,414,280 gross unrealized depreciation.
At July 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.